Income Taxes - Summary of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Inventory	$ (104,000)
Property and equipment	104,000	$ 63,000	$ (23,000)
Net deferred income tax assets (liabilities)	0
Non-capital loss carry-forwards	46,259,000	12,275,000
Deductible temporary differences	13,732,000	2,292,000
Deferred tax assets	$ 59,991,000	$ 14,567,000